BUSINESS COMBINATIONS - Acquisition of L4 (Details) $ in Thousands	Feb. 15, 2020 USD ($)	Feb. 15, 2019 USD ($)	Feb. 15, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 15, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 14, 2016 USD ($)	May 23, 2016	Dec. 31, 2015 USD ($)
Disclosure of detailed information about business combination [line items]
Number of employees								40
Total consideration paid net of cash and cash equivalents acquired				$ 19,149		$ 16,584			$ 10,569
Cash transferred				$ 21,300		$ 19,525			$ 10,726
L4
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%
Number of employees							90
Total consideration paid net of cash and cash equivalents acquired							$ 20,388
Cash transferred							11,000
Contingent consideration			$ 1,850		$ 990		$ 8,571
Major business combination | L4
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 1,160	$ 1,160